Other Non-Current Receivables - Summary of Other Non-Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Noncurrent Receivables [line items]
Deposits	$ 1,861	$ 1,802
Promissory notes	22,093
Long-term prepaid expenses	15,782	3,070
Other receivables	3,615	2,976
Total	44,378	$ 7,848
Derivatives
Noncurrent Receivables [line items]
Derivatives	$ 1,027